Fair value of assets and liabilities - Sensitivity analysis of level 3 instruments (Details) - Level 3 - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	€ 37	€ 28
Negative fair value movements from using reasonable possible alternatives	(28)	(47)
Financial assets at fair value through profit or loss, category | Equity (equity derivatives, structured notes)
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	19	21
Negative fair value movements from using reasonable possible alternatives	(9)	(20)
Financial assets at fair value through profit or loss, category | Interest rates (Rates derivatives, FX derivatives)
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	1	5
Negative fair value movements from using reasonable possible alternatives	0	0
Financial assets at fair value through profit or loss, category | Credit (Debt securities, Loans, structured notes, credit derivatives)
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	15	2
Negative fair value movements from using reasonable possible alternatives	(19)	(27)
Financial assets at FVOCI | Equity securities
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	2	0
Negative fair value movements from using reasonable possible alternatives	€ 0	€ 0